Investment Objectives and Goals - Government Money Market Funds-Capital Class	Jan. 31, 2026
Government Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Treasury Plus Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
100% Treasury Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.